AB International Value Fund

Portfolio of Investments

August 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.5%
Consumer Discretionary – 16.4%
Auto Components – 1.0%
Faurecia SE(a)	67,969	$974,733

Automobiles – 3.7%
Stellantis NV (France)	167,577	2,230,371
Suzuki Motor Corp.	39,500	1,380,570

		3,610,941

Diversified Consumer Services – 0.2%
Benesse Holdings, Inc.(b)	11,700	183,897

Hotels, Restaurants & Leisure – 2.6%
Entain PLC	101,910	1,499,364
Galaxy Entertainment Group Ltd.	190,000	1,062,040

		2,561,404

Household Durables – 2.5%
Persimmon PLC	49,440	845,973
Sony Group Corp.	20,000	1,590,066

		2,436,039

Leisure Products – 1.2%
Bandai Namco Holdings, Inc.	15,100	1,133,053

Specialty Retail – 1.2%
Kingfisher PLC	435,810	1,170,702

Textiles, Apparel & Luxury Goods – 4.0%
Burberry Group PLC	79,670	1,611,620
HUGO BOSS AG	25,800	1,406,156
Pandora A/S	14,090	846,479

		3,864,255

		15,935,024

Financials – 15.3%
Banks – 12.3%
ABN AMRO Bank NV	109,930	1,056,085
Banco Bilbao Vizcaya Argentaria SA	299,380	1,343,376
Bank Leumi Le-Israel BM	137,410	1,452,591
Bank of Ireland Group PLC	257,306	1,585,403
BNP Paribas SA	33,640	1,571,497
Erste Group Bank AG	80,480	1,809,814
KBC Group NV	29,220	1,393,575
Natwest Group PLC(a)	625,179	1,784,051

		11,996,392

Diversified Financial Services – 1.1%
ORIX Corp.	65,800	1,081,579

Insurance – 1.9%
Suncorp Group Ltd.	246,170	1,818,027

		14,895,998

Company	Shares	U.S. $ Value

Consumer Staples – 13.4%
Food & Staples Retailing – 2.1%
Koninklijke Ahold Delhaize NV	76,310	$2,099,045

Food Products – 7.0%
Morinaga & Co., Ltd./Japan	25,900	739,786
Nestle SA	29,290	3,427,601
Nomad Foods Ltd.(a)	50,170	887,507
Salmar ASA	26,570	1,757,005

		6,811,899

Tobacco – 4.3%
British American Tobacco PLC	57,920	2,319,856
Swedish Match AB	186,550	1,872,801

		4,192,657

		13,103,601

Industrials – 13.4%
Aerospace & Defense – 3.1%
Airbus SE	19,940	1,953,982
Saab AB - Class B	32,270	1,078,047

		3,032,029

Electrical Equipment – 2.6%
Fuji Electric Co., Ltd.	33,500	1,447,272
Prysmian SpA	35,050	1,075,430

		2,522,702

Industrial Conglomerates – 2.1%
Melrose Industries PLC	1,302,388	2,055,236

Machinery – 4.0%
Alstom SA	41,203	844,383
Amada Co., Ltd.	190,100	1,487,430
Kawasaki Heavy Industries Ltd.	82,000	1,591,460

		3,923,273

Professional Services – 1.6%
Dip Corp.(b)	22,700	587,129
UT Group Co., Ltd.	47,000	936,134

		1,523,263

		13,056,503

Health Care – 8.3%
Health Care Equipment & Supplies – 1.1%
ConvaTec Group PLC(c)	404,743	1,021,144

Pharmaceuticals – 7.2%
Nippon Shinyaku Co., Ltd.(b)	16,100	880,663
Roche Holding AG (Genusschein)	12,960	4,176,248
Sanofi	24,240	1,981,615

		7,038,526

		8,059,670

Company	Shares	U.S. $ Value

Materials – 7.6%
Chemicals – 2.8%
Tosoh Corp.	139,000	$1,797,247
Zeon Corp.	93,800	899,943

		2,697,190

Construction Materials – 1.4%
CRH PLC	38,210	1,411,003

Metals & Mining – 3.4%
Anglo American PLC	36,180	1,162,625
ArcelorMittal SA	48,330	1,147,070
Endeavour Mining PLC	49,506	963,947

		3,273,642

		7,381,835

Energy – 6.3%
Oil, Gas & Consumable Fuels – 6.3%
Cameco Corp.	44,920	1,309,276
Repsol SA(a)	166,374	2,160,879
Shell PLC	101,910	2,698,280

		6,168,435

Communication Services – 5.7%
Diversified Telecommunication Services – 3.0%
Deutsche Telekom AG (REG)	76,830	1,448,032
Nippon Telegraph & Telephone Corp.	54,300	1,471,762

		2,919,794

Entertainment – 1.8%
GungHo Online Entertainment, Inc.	53,600	885,128
Konami Holdings Corp.	16,800	852,595

		1,737,723

Media – 0.9%
Criteo SA (Sponsored ADR)(a)	34,690	937,324

		5,594,841

Information Technology – 4.2%
Electronic Equipment, Instruments & Components – 1.0%
Horiba Ltd.	22,300	1,015,849

Semiconductors & Semiconductor Equipment – 2.1%
NXP Semiconductors NV	6,120	1,007,229
SK Hynix, Inc.	14,220	999,779

		2,007,008

Technology Hardware, Storage & Peripherals – 1.1%
Samsung Electronics Co., Ltd.	24,740	1,096,000

		4,118,857

Utilities – 3.6%
Electric Utilities – 3.6%
EDP - Energias de Portugal SA(b)	431,847	2,062,327
Enel SpA	305,110	1,433,734

		3,496,061

Company	Shares	U.S. $ Value

Real Estate – 2.3%
Real Estate Management & Development – 2.3%
Aroundtown SA	233,690	$681,577
Daito Trust Construction Co., Ltd.	15,800	1,554,365

		2,235,942

Total Common Stocks (cost $103,694,075)		94,046,767

SHORT-TERM INVESTMENTS – 3.1%
Investment Companies – 3.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(d) (e) (f) (cost $2,995,418)	2,995,418	2,995,418

Total Investments Before Security Lending Collateral for Securities Loaned – 99.6% (cost $106,689,493)		97,042,185

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(d) (e) (f) (cost $846,605)	846,605	846,605

Total Investments – 100.4% (cost $107,536,098)(g)		97,888,790
Other assets less liabilities – (0.4)%		(426,872)

Net Assets – 100.0%		$97,461,918

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,496	JPY	342,143	09/08/2022	$(31,936)
Bank of America, NA	USD	1,355	SGD	1,904	09/15/2022	7,255
Bank of America, NA	EUR	8,014	USD	8,158	09/29/2022	90,216
Barclays Bank PLC	NOK	5,971	USD	586	09/22/2022	(15,459)
BNP Paribas SA	NOK	5,470	USD	547	09/22/2022	(3,528)
Citibank, NA	CAD	1,179	USD	914	10/27/2022	16,825
Citibank, NA	KRW	2,503,147	USD	1,908	10/27/2022	42,224
Goldman Sachs Bank USA	USD	518	CNH	3,500	10/20/2022	(11,512)
HSBC Bank USA	ILS	2,345	USD	684	10/19/2022	(21,183)
Morgan Stanley Capital Services, Inc.	JPY	71,928	USD	527	09/08/2022	9,221
Morgan Stanley Capital Services, Inc.	USD	3,876	CHF	3,793	09/08/2022	6,080
Morgan Stanley Capital Services, Inc.	USD	682	MXN	14,142	09/29/2022	16,450
Morgan Stanley Capital Services, Inc.	GBP	892	USD	1,061	11/17/2022	23,309

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Natwest Markets PLC	USD	542	EUR	534	09/29/2022	$(4,864)
State Street Bank & Trust Co.	CHF	263	USD	275	09/08/2022	5,793
State Street Bank & Trust Co.	CHF	386	USD	395	09/08/2022	(277)
State Street Bank & Trust Co.	JPY	208,502	USD	1,533	09/08/2022	31,114
State Street Bank & Trust Co.	USD	328	CHF	310	09/08/2022	(10,307)
State Street Bank & Trust Co.	USD	271	JPY	37,396	09/08/2022	(1,287)
State Street Bank & Trust Co.	HKD	2,215	USD	283	09/21/2022	317
State Street Bank & Trust Co.	SEK	2,972	USD	294	09/22/2022	15,410
State Street Bank & Trust Co.	USD	281	NOK	2,750	09/22/2022	(4,561)
State Street Bank & Trust Co.	USD	1,357	SEK	13,772	09/22/2022	(64,113)
State Street Bank & Trust Co.	EUR	648	USD	665	09/29/2022	12,297
State Street Bank & Trust Co.	EUR	382	USD	380	09/29/2022	(4,223)
State Street Bank & Trust Co.	USD	805	EUR	808	09/29/2022	8,929
State Street Bank & Trust Co.	USD	2,124	EUR	2,086	09/29/2022	(26,311)
State Street Bank & Trust Co.	USD	321	AUD	463	10/20/2022	(4,086)
State Street Bank & Trust Co.	CAD	344	USD	263	10/27/2022	1,264
State Street Bank & Trust Co.	USD	383	GBP	328	11/17/2022	(1,548)
UBS AG	CHF	453	USD	471	09/08/2022	7,741
UBS AG	USD	5,781	AUD	8,369	10/20/2022	(51,038)

						$38,212

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2022, the market value of these securities amounted to $1,021,144 or 1.0% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,773,419 and gross unrealized depreciation of investments was $(18,382,515), resulting in net unrealized depreciation of $(9,609,096).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

August 31, 2022 (unaudited)

22.2%	Japan
17.4%	United Kingdom
8.5%	France
7.8%	Switzerland
3.6%	Germany
3.6%	Spain
3.3%	United States
3.3%	Netherlands
3.1%	Ireland
3.0%	Sweden
2.6%	Italy
2.2%	South Korea
2.1%	Portugal
14.2%	Other
3.1%	Short-Term

100.0%	Total Investments

[1]

All data are as of August 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.9% or less in the following: Australia, Austria, Belgium, Canada, Denmark, Israel, Luxembourg, Macau, Norway and South Africa.

AB International Value Fund

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Consumer Discretionary	$—	$15,935,024	$—	$15,935,024
Financials	1,571,497	13,324,501	—	14,895,998
Consumer Staples	887,507	12,216,094	—	13,103,601

Investments in Securities:	Level 1	Level 2		Level 3	Total
Industrials	$—	$13,056,503		$—	$13,056,503
Health Care	—	8,059,670		—	8,059,670
Materials	—	7,381,835		—	7,381,835
Energy	1,309,276	4,859,159		—	6,168,435
Communication Services	937,324	4,657,517		—	5,594,841
Information Technology	1,007,229	3,111,628		—	4,118,857
Utilities	—	3,496,061		—	3,496,061
Real Estate	—	2,235,942		—	2,235,942
Short-Term Investments	2,995,418	—		—	2,995,418
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	846,605	—		—	846,605

Total Investments in Securities	9,554,856	88,333,934	(a)	—	97,888,790
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	294,445		—	294,445
Liabilities:
Forward Currency Exchange Contracts	—	(256,233)		—	(256,233)

Total	$9,554,856	$88,372,146		$—	$97,927,002

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2022 is as follows:

Fund	Market Value 11/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$984	$22,223	$20,212	$2,995	$9
Government Money Market Portfolio*	319	22,309	21,781	847	6
Total	$1,303	$44,532	$41,993	$3,842	$15

*	Investments of cash collateral for securities lending transactions.